Organization and nature of business (Details)		12 Months Ended
	Jan. 01, 2025 agreement	Dec. 31, 2025 territory	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Number of new MFA | agreement	2
New MFA term	20 years
Royalty fee (as a percent)			7.00%	7.00%
Number of territories with operations | territory		21
First ten years
Schedule of Equity Method Investments [Line Items]
Royalty fee (as a percent)		6.00%
First franchise fee payment period		10 years
Next five years
Schedule of Equity Method Investments [Line Items]
Royalty fee (as a percent)		6.25%
Subsequent period of the agreement		5 years
Last five years
Schedule of Equity Method Investments [Line Items]
Royalty fee (as a percent)		6.50%
Subsequent period of the agreement		5 years
French Guiana, Guadeloupe, Martinique and Saint Martin (French Part)
Schedule of Equity Method Investments [Line Items]
Length of MFAs	10 years
Renewed franchise agreement term	10 years
ADBV
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)		100.00%